Share-Based Compensation - Summary of Fair Value of Stock Options Valuation Assumptions (Detail) - Share-based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility Maximum	44.20%		38.10%		39.30%
Risk-free interest rate (per annum) Minimum	1.44%		1.00%		0.30%
Risk-free interest rate (per annum) Maximum	3.97%		1.96%		1.04%
Exercise multiples	2.8	[1]	2.8	[1]	2.8
Expected dividend yield	0.00%		0.00%		0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility Minimum	35.20%		37.20%		35.90%
Fair value of underlying ordinary shares	$ 0.302		$ 0.37		$ 0.261
Fair value of share option	0.302		0.37		0.294
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying ordinary shares	0.461		1.05		0.395
Fair value of share option	$ 0.461		$ 1.05		$ 0.395

[1]	Exercise multiples defines the early exercise strategy of the grantees and only applies to binomial option pricing model.